Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events
18.	Subsequent Events

The Company has evaluated subsequent events that occurred after June 30, 2012 through August 9, 2012, the date this report was available to be issued. Any material subsequent events that occurred during that time period have been properly recognized or disclosed in the Company’s financial statements.

On July 23, 2012, the Company received an additional $250,000 in cash in connection with subscriptions pursuant to the Financing Agreement, representing the obligation to issue 500,000 shares of common stock (along with warrants having the right to purchase an additional 500,000 shares, each with an exercise price of $0.75 per share and a term of five years).

17.	Subsequent Events

The Company has evaluated subsequent events that occurred after December 31, 2011 through September 7, 2012, the date these reports were available to be issued. Any material subsequent events that occurred during that time period have been properly recognized or disclosed in the Company’s financial statements.